COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 7:-	COMMITMENTS AND CONTINGENCIES

Liens:

The Company’s long-term restricted deposits in the amount of $51,633 have been pledged as security in respect of guarantees granted to the Company’s landlords as part of the office lease agreements. Such deposits cannot be pledged to others or withdrawn without the consent of the lender.